INCOME TAXES - Schedule of Components of the Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Current:
Federal	$ 2	$ 0
State and Local	15	77
Foreign	115	429
Total current provision	132	506
Deferred:
Federal	0	0
State and local	0	0
Foreign	0	0
Total deferred provision	0	0
Total tax provision	$ 132	$ 506